Not FDIC or NCUA Insured
No Financial Institution Guarantee
May Lose Value
BLANKK
FIRST QUARTER REPORT
August 31, 2026 (Unaudited)
Columbia Mortgage Opportunities Fund

Portfolio of Investments
Columbia Mortgage Opportunities Fund, August 31, 2026 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Columbia Mortgage Opportunities Fund | 2026

Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Agency Collateralized Mortgage Obligation Securities 24.5%
Federal Home Loan Mortgage Corp. REMICS
(a)
Series 4215  Class IL
07/15/2041
3.500%
62,395 907
Series 5040  Class IH
11/25/2050
3.500%
8,678,654 1,337,328
Series 5083  Class NI
12/25/2040
4.500%
7,151,424 1,196,389
Series 5105  Class ID
05/25/2051
3.000%
31,763,429 6,013,722
Series 5105  Class JI
03/25/2045
3.000%
18,323,442 1,475,627
Series 5183
01/25/2052
3.000%
31,312,319 4,908,914
Federal Home Loan Mortgage Corp. REMICS
(b)
Series 5480  Class FA
30 day USD SOFR Average + 1.450%
Floor 1.450%
03/25/2054
5.093%
19,032,287 19,167,368
Series 5513  Class MQ
30 day USD SOFR Average + 3.950%
06/25/2054
7.593%
12,270,225 12,294,825
Series 5513  Class MU
30 day USD SOFR Average + 3.950%
11/25/2054
7.593%
22,275,370 22,354,350
Series 5518  Class FC
30 day USD SOFR Average + 1.320%
Floor 1.320%
03/25/2055
4.963%
9,120,639 9,166,822
Series 5532  Class MB
30 day USD SOFR Average + 3.950%
04/25/2055
7.593%
12,663,317 12,694,127
Series 5542  Class F
30 day USD SOFR Average + 4.300%
05/25/2055
7.943%
7,905,003 7,967,084
Series 5548  Class F
30 day USD SOFR Average + 4.600%
06/25/2055
8.243%
14,227,613 14,320,966
Series 5551  Class FB
30 day USD SOFR Average + 1.500%
Floor 1.500%
06/25/2055
5.143%
9,307,726 9,375,237
Federal Home Loan Mortgage Corp. REMICS
(a),(c)
Series 4620  Class AS
11/15/2042
1.938%
701,864 33,128
Federal Home Loan Mortgage Corp. REMICS
(a),(b)
Series 3922  Class SH
-1.0 x 30 day USD SOFR Average + 5.786%
09/15/2041
2.149%
1,537,933 99,847
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Agency Collateralized Mortgage Obligation Securities (continued)
Series 4097  Class ST
-1.0 x 30 day USD SOFR Average + 5.936%
08/15/2042
2.299%
628,036 59,775
Series 4286  Class NS
-1.0 x 30 day USD SOFR Average + 5.786%
12/15/2043
2.149%
740,953 64,888
Series 4606  Class SL
-1.0 x 30 day USD SOFR Average + 5.886%
12/15/2044
2.249%
31,887,145 2,515,379
Series 4704  Class SK
-1.0 x 30 day USD SOFR Average + 6.036%
07/15/2047
2.399%
6,423,267 573,804
Series 4826  Class KS
-1.0 x 30 day USD SOFR Average + 6.086%
09/15/2048
2.449%
7,161,256 662,474
Series 4926  Class ST
-1.0 x 30 day USD SOFR Average + 5.966%
01/15/2040
2.329%
4,440,434 210,247
Series 4979  Class YS
-1.0 x 30 day USD SOFR Average + 5.936%
06/25/2050
2.292%
17,363,307 1,531,900
Series 4987  Class KS
-1.0 x 30 day USD SOFR Average + 5.966%
06/25/2050
2.322%
7,900,126 902,891
Series 4993  Class MS
-1.0 x 30 day USD SOFR Average + 5.936%
07/25/2050
2.292%
15,434,826 1,765,983
Series 5119  Class QS
-1.0 x 30 day USD SOFR Average + 6.300%
06/25/2051
2.657%
31,358,693 4,028,225
Series 5138  Class SA
-1.0 x 30 day USD SOFR Average + 5.986%
09/25/2047
2.342%
22,676,364 2,165,228
Series 5541  Class SK
-1.0 x 30 day USD SOFR Average + 5.700%
05/25/2055
2.057%
49,635,396 3,502,159
Series 5544  Class SC
-1.0 x 30 day USD SOFR Average + 7.000%
06/25/2055
3.357%
18,153,195 2,156,118
Series 5547  Class SE
-1.0 x 30 day USD SOFR Average + 5.100%
06/25/2055
1.457%
30,680,116 1,352,702
Series 5604  Class SB
-1.0 x 30 day USD SOFR Average + 7.150%
11/25/2055
3.507%
58,781,449 7,906,099
Series 5604  Class SN
-1.0 x 30 day USD SOFR Average + 5.550%
12/25/2055
1.907%
73,064,623 5,101,971

Portfolio of Investments
(continued)
Columbia Mortgage Opportunities Fund, August 31, 2026 (Unaudited)
Columbia Mortgage Opportunities Fund | 2026

Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Agency Collateralized Mortgage Obligation Securities (continued)
Federal Home Loan Mortgage Corp. STACR Debt Notes
(c)
06/24/2033
0.166%
5,650,000 4,954,834
Federal Home Loan Mortgage Corp. STACR Debt Notes
(a)
06/25/2030
0.090%
414,993,048 996,523
06/25/2030
0.115%
414,993,048 1,273,323
Federal Home Loan Mortgage Corp. STACR REMICS Trust
(b),(d)
Series 2020-DNA6  Class B2
30 day USD SOFR Average + 5.650%
12/25/2050
9.293%
15,500,000 17,843,216
Series 2020-HQA5  Class B1
30 day USD SOFR Average + 4.000%
11/25/2050
7.643%
6,750,000 7,347,858
Series 2020-HQA5  Class B2
30 day USD SOFR Average + 7.400%
11/25/2050
11.043%
14,200,000 17,221,835
Series 2021-DNA1  Class B2
30 day USD SOFR Average + 4.750%
01/25/2051
8.393%
14,000,000 15,650,015
Series 2021-DNA5  Class B2
30 day USD SOFR Average + 5.500%
01/25/2034
9.143%
23,300,000 28,357,722
Series 2021-DNA6  Class B2
30 day USD SOFR Average + 7.500%
10/25/2041
11.143%
7,450,000 7,517,261
Federal Home Loan Mortgage Corp. STACR Single Seller Risk
Transfer Debt Notes
(a),(d)
Series 2019-CS03
10/25/2029
0.270%
552,598,216 3,492,642
Federal Home Loan Mortgage Corp. STACR Single Seller Risk
Transfer Debt Notes
(b),(d)
Series 2019-CS03  Class B2
30 day USD SOFR Average + 0.114%
10/25/2032
3.758%
7,345,104 7,291,433
Federal Home Loan Mortgage Corp. STRIPS
(a)
Series 304  Class C67
12/15/2042
4.500%
1,092,343 149,206
Federal Home Loan Mortgage Corp. STRIPS
(a),(b)
Series 309  Class S4
-1.0 x 30 day USD SOFR Average + 5.856%
08/15/2043
2.219%
1,361,745 105,576
Federal National Mortgage Association Connecticut Avenue
Securities Trust
(b),(d)
Series 2021-R02  Class 2B2
30 day USD SOFR Average + 6.200%
11/25/2041
9.843%
11,350,000 11,469,497
Series 2021-R03  Class 1B2
30 day USD SOFR Average + 5.500%
12/25/2041
9.143%
7,059,000 7,148,452
Series 2022-R01  Class 1B2
30 day USD SOFR Average + 6.000%
12/25/2041
9.643%
10,350,000 10,494,535
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Agency Collateralized Mortgage Obligation Securities (continued)
Federal National Mortgage Association REMICS
(a)
Series 2021-3  Class TI
02/25/2051
2.500%
14,679,473 2,432,533
Federal National Mortgage Association REMICS
(a),(b)
Series 2013-101  Class CS
-1.0 x 30 day USD SOFR Average + 5.786%
10/25/2043
2.142%
1,535,759 117,780
Series 2013-101  Class HS
-1.0 x 30 day USD SOFR Average + 6.386%
10/25/2043
2.742%
8,006,192 801,050
Series 2014-93  Class ES
-1.0 x 30 day USD SOFR Average + 6.036%
01/25/2045
2.392%
883,748 82,821
Series 2015-27  Class AS
-1.0 x 30 day USD SOFR Average + 5.536%
05/25/2045
1.892%
6,621,714 414,601
Series 2016-31  Class VS
-1.0 x 30 day USD SOFR Average + 5.886%
06/25/2046
2.242%
912,490 79,768
Series 2017-50  Class SB
-1.0 x 30 day USD SOFR Average + 5.986%
07/25/2047
2.342%
5,600,721 492,314
Series 2017-72  Class S
-1.0 x 30 day USD SOFR Average + 3.836%
09/25/2047
0.192%
14,864,278 144,475
Series 2017-81  Class SM
-1.0 x 30 day USD SOFR Average + 6.086%
10/25/2047
2.442%
20,181,259 1,961,875
Series 2017-90  Class SP
-1.0 x 30 day USD SOFR Average + 6.036%
11/25/2047
2.392%
5,619,512 533,275
Series 2018-3  Class SB
-1.0 x 30 day USD SOFR Average + 6.036%
02/25/2048
2.392%
18,267,714 1,712,114
Series 2018-64  Class SE
-1.0 x 30 day USD SOFR Average + 6.086%
09/25/2048
2.442%
18,218,472 1,777,042
Series 2019-5  Class SA
-1.0 x 30 day USD SOFR Average + 5.986%
03/25/2049
2.342%
25,331,618 2,015,637
Series 2020-22  Class SA
-1.0 x 30 day USD SOFR Average + 5.986%
04/25/2050
2.342%
25,029,646 2,105,271
Series 2020-34  Class S
-1.0 x 30 day USD SOFR Average + 5.936%
06/25/2050
2.292%
25,918,834 2,253,731
Series 2020-38  Class SE
-1.0 x 30 day USD SOFR Average + 5.936%
06/25/2050
2.292%
4,029,352 371,665

Portfolio of Investments
(continued)
Columbia Mortgage Opportunities Fund, August 31, 2026 (Unaudited)
Columbia Mortgage Opportunities Fund | 2026

Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Agency Collateralized Mortgage Obligation Securities (continued)
Series 2020-38  Class WS
-1.0 x 30 day USD SOFR Average + 4.886%
06/25/2050
1.242%
17,590,341 1,034,265
Series 2020-54  Class AS
-1.0 x 30 day USD SOFR Average + 6.036%
08/25/2050
2.392%
18,093,303 1,698,493
Series 2023-46  Class SD
-1.0 x 30 day USD SOFR Average + 5.886%
06/25/2050
2.242%
50,948,547 4,224,990
Series 2024-74  Class SD
-1.0 x 30 day USD SOFR Average + 6.600%
10/25/2054
2.957%
24,597,459 2,607,739
Series 2026-7  Class SC
-1.0 x 30 day USD SOFR Average + 6.700%
02/25/2056
3.057%
48,603,287 5,677,029
Federal National Mortgage Association REMICS
(b)
Series 2025-1  Class BF
30 day USD SOFR Average + 1.400%
Floor 1.400%
02/25/2055
5.043%
11,675,031 11,753,124
Series 2025-10  Class FB
30 day USD SOFR Average + 0.850%
Floor 0.850%
02/25/2055
4.493%
6,922,681 6,846,987
Series 2025-12  Class LF
30 day USD SOFR Average + 3.950%
03/25/2055
7.593%
16,571,315 16,591,729
Series 2025-13  Class FA
30 day USD SOFR Average + 1.300%
Floor 1.300%
03/25/2055
4.943%
9,389,953 9,415,098
Series 2025-16  Class MA
30 day USD SOFR Average + 3.950%
01/25/2055
7.593%
6,794,269 6,817,525
Series 2025-86  Class FH
30 day USD SOFR Average + 0.850%
Floor 0.850%
09/25/2055
4.493%
22,420,695 22,215,381
Federal National Mortgage Association REMICS
(a),(c)
Series 2022-90  Class GS
07/25/2050
2.367%
33,951,707 3,186,612
Government National Mortgage Association REMICS
(b),(e)
Series 2026-99  Class MB
30 day USD SOFR Average + 4.300%
06/20/2056
7.939%
9,756,324 9,413,189
Government National Mortgage Association REMICS
(b)
Series 2025-39  Class M
30 day USD SOFR Average + 4.000%
03/20/2055
7.639%
8,326,491 8,083,712
Series 2026-119  Class MC
30 day USD SOFR Average + 4.350%
07/20/2056
7.989%
26,089,632 25,159,401
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Agency Collateralized Mortgage Obligation Securities (continued)
Government National Mortgage Association REMICS
(a)
Series 2014-184  Class CI
11/16/2041
3.500%
3,273,434 288,527
Series 2018-78  Class GI
04/20/2048
4.000%
3,988,332 707,374
Series 2020-160  Class DI
10/20/2050
2.500%
14,397,779 1,997,209
Series 2020-160  Class HI
10/20/2050
2.500%
11,773,884 1,627,404
Series 2020-160  Class ID
10/20/2050
2.500%
10,462,747 1,446,381
Series 2020-162  Class EI
10/20/2050
2.500%
10,780,556 1,483,831
Series 2020-164  Class CI
11/20/2050
3.000%
13,275,393 2,243,499
Series 2020-191  Class UC
12/20/2050
4.000%
16,368,823 3,668,473
Series 2020-191  Class UM
12/20/2050
3.500%
25,716,028 3,852,966
Series 2020-85  Class MI
06/20/2050
3.500%
10,229,680 1,887,340
Series 2021-158  Class VI
09/20/2051
3.000%
26,590,282 4,414,848
Series 2021-160  Class CI
09/20/2051
2.500%
54,770,773 7,407,561
Series 2021-24  Class MI
02/20/2051
3.000%
12,885,432 2,112,042
Series 2021-29  Class HI
02/20/2051
3.500%
16,580,916 3,201,142
Series 2021-44  Class CI
03/20/2051
3.000%
20,019,580 3,512,221
Series 2021-44  Class MI
03/20/2051
3.000%
12,883,806 2,063,436
Series 2021-58  Class IA
04/20/2051
3.500%
10,860,648 1,873,062
Series 2021-7  Class IT
01/16/2051
3.000%
25,759,231 5,813,936
Government National Mortgage Association REMICS
(a),(b)
Series 2010-9  Class XD
-1.0 x 1 mo. USD Term SOFR + 6.486%
01/16/2040
2.846%
23,430,921 2,058,985
Series 2014-6  Class SJ
-1.0 x 1 mo. USD Term SOFR + 5.986%
01/20/2044
2.333%
6,902,038 558,594
Series 2017-163  Class SD
-1.0 x 1 mo. USD Term SOFR + 6.086%
11/20/2047
2.433%
6,938,834 860,529

Portfolio of Investments
(continued)
Columbia Mortgage Opportunities Fund, August 31, 2026 (Unaudited)
Columbia Mortgage Opportunities Fund | 2026

Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Agency Collateralized Mortgage Obligation Securities (continued)
Series 2018-124  Class SG
-1.0 x 1 mo. USD Term SOFR + 6.086%
09/20/2048
2.433%
7,105,849 698,801
Series 2018-155  Class LS
-1.0 x 1 mo. USD Term SOFR + 6.036%
11/20/2048
2.383%
5,975,709 552,452
Series 2018-40  Class SC
-1.0 x 1 mo. USD Term SOFR + 6.086%
03/20/2048
2.433%
4,521,211 415,273
Series 2018-63  Class HS
-1.0 x 1 mo. USD Term SOFR + 6.086%
04/20/2048
2.433%
6,065,665 612,476
Series 2018-63  Class SH
-1.0 x 1 mo. USD Term SOFR + 6.086%
04/20/2048
2.433%
5,636,828 518,432
Series 2018-78  Class SB
-1.0 x 1 mo. USD Term SOFR + 6.086%
06/20/2048
2.433%
5,233,341 579,496
Series 2018-94  Class SA
-1.0 x 1 mo. USD Term SOFR + 6.086%
05/20/2048
2.433%
4,803,835 551,527
Series 2019-103  Class SA
-1.0 x 1 mo. USD Term SOFR + 5.936%
08/20/2049
2.283%
10,973,547 1,153,623
Series 2019-128  Class YS
-1.0 x 1 mo. USD Term SOFR + 2.736%
10/20/2049
0.000%
30,412,855 23,019
Series 2019-21  Class QS
-1.0 x 1 mo. USD Term SOFR + 5.986%
10/20/2046
2.333%
23,983,592 2,205,632
Series 2019-43  Class NS
-1.0 x 1 mo. USD Term SOFR + 3.156%
04/20/2049
0.000%
11,339,978 105,203
Series 2020-104  Class SA
-1.0 x 1 mo. USD Term SOFR + 6.086%
07/20/2050
2.433%
7,647,406 764,946
Series 2020-133  Class DS
-1.0 x 1 mo. USD Term SOFR + 6.186%
09/20/2050
2.533%
49,657,373 5,287,596
Series 2020-148  Class SA
-1.0 x 1 mo. USD Term SOFR + 6.186%
10/20/2050
2.533%
16,389,185 1,772,526
Series 2020-160  Class AS
-1.0 x 1 mo. USD Term SOFR + 6.186%
10/20/2050
2.533%
26,545,772 2,792,836
Series 2020-175  Class NS
-1.0 x 1 mo. USD Term SOFR + 6.186%
11/20/2050
2.533%
18,785,682 2,032,740
Series 2020-187  Class SE
-1.0 x 1 mo. USD Term SOFR + 6.186%
12/20/2050
2.533%
14,252,997 1,565,389
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Agency Collateralized Mortgage Obligation Securities (continued)
Series 2020-31  Class ES
-1.0 x 1 mo. USD Term SOFR + 5.936%
03/20/2050
2.283%
15,012,317 1,415,427
Series 2020-34  Class SA
-1.0 x 1 mo. USD Term SOFR + 5.936%
03/20/2050
2.283%
16,982,211 1,781,629
Series 2020-62  Class SK
-1.0 x 1 mo. USD Term SOFR + 6.036%
05/20/2050
2.383%
7,415,267 754,448
Series 2020-67  Class KS
-1.0 x 1 mo. USD Term SOFR + 5.836%
05/20/2050
2.183%
15,613,304 1,447,219
Series 2020-78  Class SD
-1.0 x 1 mo. USD Term SOFR + 6.036%
06/20/2050
2.383%
19,038,890 1,866,497
Series 2021-117  Class ES
-1.0 x 1 mo. USD Term SOFR + 6.186%
07/20/2051
2.533%
26,204,709 2,821,500
Series 2021-117  Class HS
-1.0 x 1 mo. USD Term SOFR + 6.186%
07/20/2051
2.533%
20,860,623 2,142,403
Series 2021-119  Class SC
-1.0 x 1 mo. USD Term SOFR + 6.186%
07/20/2051
2.533%
23,018,729 2,632,440
Series 2021-122  Class SB
-1.0 x 30 day USD SOFR Average + 2.600%
07/20/2051
0.000%
48,466,071 65,705
Series 2021-122  Class SG
-1.0 x 1 mo. USD Term SOFR + 6.186%
07/20/2051
2.533%
47,947,356 4,762,577
Series 2021-142  Class SL
-1.0 x 1 mo. USD Term SOFR + 6.186%
08/20/2051
2.533%
51,449,181 5,587,206
Series 2021-155  Class SM
-1.0 x 1 mo. USD Term SOFR + 6.186%
07/20/2051
2.533%
25,756,529 2,790,591
Series 2021-156  Class SA
-1.0 x 1 mo. USD Term SOFR + 6.186%
09/20/2051
2.533%
37,003,335 4,186,354
Series 2021-160  Class S
-1.0 x 30 day USD SOFR Average + 2.650%
09/20/2051
0.000%
66,697,928 103,795
Series 2021-161  Class SL
-1.0 x 1 mo. USD Term SOFR + 6.186%
09/20/2051
2.533%
31,882,140 3,557,412
Series 2021-193  Class ES
-1.0 x 30 day USD SOFR Average + 1.700%
11/20/2051
0.000%
223,942,460 299,411
Series 2021-42  Class SD
-1.0 x 1 mo. USD Term SOFR + 6.186%
11/20/2050
2.533%
31,582,553 3,495,263

Portfolio of Investments
(continued)
Columbia Mortgage Opportunities Fund, August 31, 2026 (Unaudited)
Columbia Mortgage Opportunities Fund | 2026

Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Agency Collateralized Mortgage Obligation Securities (continued)
Series 2021-42  Class SG
-1.0 x 1 mo. USD Term SOFR + 6.186%
03/20/2051
2.533%
26,428,311 2,720,332
Series 2021-96  Class US
-1.0 x 30 day USD SOFR Average + 3.250%
06/20/2051
0.000%
37,493,476 171,124
Series 2021-97  Class CS
-1.0 x 1 mo. USD Term SOFR + 6.186%
06/20/2051
2.533%
36,356,197 3,859,065
Series 2022-161  Class SQ
-1.0 x 30 day USD SOFR Average + 5.350%
09/20/2052
1.711%
33,054,954 1,821,500
Series 2022-168  Class ST
-1.0 x 30 day USD SOFR Average + 6.000%
09/20/2052
2.361%
47,934,288 3,639,535
Series 2022-46  Class SE
-1.0 x 30 day USD SOFR Average + 3.450%
03/20/2052
0.000%
20,696,096 77,913
Series 2022-83  Class AS
-1.0 x 1 mo. USD Term SOFR + 6.036%
06/20/2050
2.383%
19,717,262 2,062,451
Series 2022-90  Class SJ
-1.0 x 1 mo. USD Term SOFR + 5.936%
01/20/2050
2.283%
27,892,041 2,331,733
Series 2023-101  Class CS
-1.0 x 30 day USD SOFR Average + 6.000%
07/20/2053
2.361%
56,479,194 3,188,883
Series 2023-113  Class CS
-1.0 x 30 day USD SOFR Average + 5.730%
08/20/2053
2.091%
12,568,012 754,918
Series 2023-113  Class HS
-1.0 x 1 mo. USD Term SOFR + 5.936%
09/20/2049
2.283%
44,025,110 3,862,649
Series 2023-115  Class SM
-1.0 x 30 day USD SOFR Average + 5.900%
08/20/2053
2.261%
27,914,809 1,325,649
Series 2023-141  Class SQ
-1.0 x 1 mo. USD Term SOFR + 5.936%
12/20/2049
2.283%
28,898,468 2,595,637
Series 2023-173  Class SB
-1.0 x 30 day USD SOFR Average + 5.650%
11/20/2053
2.011%
55,637,013 3,527,042
Series 2023-47  Class AS
-1.0 x 30 day USD SOFR Average + 6.350%
03/20/2053
2.711%
20,493,427 1,579,295
Series 2023-66  Class BS
-1.0 x 30 day USD SOFR Average + 6.150%
05/20/2053
2.511%
18,909,923 1,381,684
Series 2023-66  Class SQ
-1.0 x 30 day USD SOFR Average + 5.400%
05/20/2053
1.761%
42,171,427 1,803,938
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Agency Collateralized Mortgage Obligation Securities (continued)
Series 2024-144  Class SL
-1.0 x 30 day USD SOFR Average + 4.100%
09/20/2054
0.461%
79,477,086 1,229,447
Series 2024-197  Class SV
-1.0 x 30 day USD SOFR Average + 6.050%
12/20/2054
2.411%
18,555,426 1,636,093
Series 2024-51  Class US
-1.0 x 30 day USD SOFR Average + 5.400%
03/20/2054
1.761%
29,187,884 1,222,972
Series 2024-64  Class DS
-1.0 x 30 day USD SOFR Average + 5.400%
04/20/2054
1.761%
37,433,535 1,807,860
Series 2024-64  Class SY
-1.0 x 30 day USD SOFR Average + 5.900%
04/20/2054
2.279%
43,421,207 3,657,195
Series 2024-79  Class SH
-1.0 x 30 day USD SOFR Average + 7.250%
05/20/2054
3.611%
19,834,220 2,474,293
Series 2024-97  Class KS
-1.0 x 30 day USD SOFR Average + 7.300%
06/20/2054
3.661%
25,474,107 3,565,593
Series 2025-150  Class MS
-1.0 x 30 day USD SOFR Average + 4.350%
09/20/2055
0.711%
150,277,408 3,160,890
Series 2025-156  Class SE
-1.0 x 30 day USD SOFR Average + 6.000%
09/20/2055
2.361%
47,944,460 4,244,638
Series 2025-172  Class SB
-1.0 x 30 day USD SOFR Average + 6.000%
10/20/2055
2.361%
41,914,974 3,664,547
Series 2025-187  Class SD
-1.0 x 30 day USD SOFR Average + 5.500%
11/20/2055
1.861%
69,528,288 4,228,008
Series 2026-28  Class S
-1.0 x 30 day USD SOFR Average + 5.700%
01/20/2056
2.061%
31,071,530 2,093,839
Series 2026-5  Class SB
-1.0 x 30 day USD SOFR Average + 5.700%
01/20/2056
2.061%
54,708,924 4,212,883
Series 2026-63  Class SC
-1.0 x 30 day USD SOFR Average + 5.600%
04/20/2056
1.961%
39,415,150 2,432,932
Series 2026-80  Class SH
-1.0 x 30 day USD SOFR Average + 5.650%
05/20/2056
2.011%
29,104,170 2,376,332
1 1 1 1 1
Total Agency Collateralized Mortgage Obligation Securities
(Cost $ 733,665,161) 643,373,712

Portfolio of Investments
(continued)
Columbia Mortgage Opportunities Fund, August 31, 2026 (Unaudited)
Columbia Mortgage Opportunities Fund | 2026

Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Agency Commercial Mortgage-Backed Securities 0.1%
Government National Mortgage Association
(a),(c)
Series 2017-30
08/16/2058
0.567%
39,114,545 938,636
Series 2019-102  Class IB
03/16/2060
0.836%
11,034,850 475,077
Series 2020-19
12/16/2061
0.734%
15,605,281 671,626
Series 2020-3
02/16/2062
0.616%
17,051,884 575,835
1 1 1 1 1
Total Agency Commercial Mortgage-Backed Securities
(Cost $ 10,644,162) 2,661,174
Agency Mortgage-Backed Securities 80.8%
Federal Home Loan Mortgage Corp.
11/01/2052
4.000%
20,386,018 18,707,194
12/01/2052
5.000%
16,851,815 16,603,397
09/01/2053
5.500%
18,566,158 18,600,040
Federal National Mortgage Association
10/01/2051
4.000%
26,462,780 24,512,439
08/01/2052
4.000%
29,608,346 27,355,190
09/01/2052
5.000%
15,923,353 15,461,631
Government National Mortgage Association, TBA
(f)
09/01/2056
4.500%
240,000,000 224,627,597
Uniform Mortgage-Backed Security, TBA
(f)
09/01/2056
3.500%
150,000,000 132,978,515
09/01/2056
4.000%
437,500,000 399,150,391
09/01/2056
4.500%
483,000,000 453,217,727
09/01/2056
5.000%
261,000,000 251,747,949
09/01/2056
5.500%
60,000,000 59,382,768
09/01/2056
6.000%
473,000,000 478,140,403
1 1 1 1 1
Total Agency Mortgage-Backed Securities
(Cost $ 2,135,232,236) 2,120,485,241
..
Value ($)
Joint Ventures
(g)
0.7%
Itasca Park LLC
(h),( i ),(j),(k)
11,011,311
Itasca Park LLC - Unfunded
(h),( i ),(j),(k)
6,574,000
Total Joint Ventures
(Cost $ 17,300,000) 17,585,311
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Non-Agency Asset-Backed Securities 24.7%
Affirm Asset Securitization Trust
(d),(l),(m),(n)
Series 2024-X2  Class CERT
12/17/2029
0.000%
70,500 402,892
Affirm Master Trust
(d)
Series 2026-3A  Class E
08/15/2034
6.880%
5,530,000 5,512,563
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Non-Agency Asset-Backed Securities (continued)
Ally Bank Auto Credit-Linked Notes
(d)
Series 2025-A  Class G
06/15/2033
10.219%
3,277,469 3,310,907
Series 2025-B  Class F
09/15/2033
6.942%
2,358,003 2,354,879
Series 2025-B  Class G
09/15/2033
9.935%
2,432,112 2,451,669
Series 2026-A  Class F
03/15/2034
7.294%
3,004,823 3,007,444
Series 2026-A  Class G
03/15/2034
10.575%
5,580,386 5,585,341
Series 2026-B  Class F
06/15/2034
7.301%
2,850,000 2,844,777
Series 2026-B  Class G
06/15/2034
9.965%
4,000,000 4,010,749
ASPWP
(c),(d),(k)
03/29/2029
6.542%
14,024,381 14,024,381
BRAVO Residential Funding Trust
(c),(d)
Series 2025-HE1  Class B1
09/25/2072
6.924%
1,500,000 1,480,279
Series 2025-HE1  Class B2
09/25/2072
6.924%
10,498,000 10,010,842
CarMax Select Receivables Trust
(d),(k),(l),(o)
Series 2026-B  Class R
06/15/2033
0.000%
9,000 5,107,500
Carvana Auto Receivables Trust
(d),(l)
Series 2026-P2  Class R
06/12/2034
0.000%
2,300 1,183,523
Deephaven Residential Mortgage Trust
(c),(d)
Series 2025-CES1  Class B1
10/25/2055
6.971%
4,800,000 4,724,244
Series 2025-CES1  Class B2
10/25/2055
7.914%
2,965,200 2,914,970
EDGEX Issuer Trust
(a),(c),(d),(m)
Series 2025-1NN  Class CERT
01/15/2031
0.000%
8,358,000 4,361,101
EDGEX Issuer Trust
(d)
Series 2025-1NN  Class B
01/15/2031
6.850%
6,537,299 6,445,012
Series 2025-2NN  Class B
01/15/2032
6.475%
8,988,935 8,867,692
Ellington Financial Mortgage Trust
(d)
Series 2026-CES1  Class A1A
12/25/2060
4.914%
4,446,754 4,366,636
Exeter Automobile Receivables Trust
(d)
Series 2025-3A  Class E
12/15/2032
7.520%
5,299,000 5,463,834
Series 2026-1A  Class E
08/15/2033
6.690%
6,500,000 6,353,448

Portfolio of Investments
(continued)
Columbia Mortgage Opportunities Fund, August 31, 2026 (Unaudited)
Columbia Mortgage Opportunities Fund | 2026

Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Non-Agency Asset-Backed Securities (continued)
FIGRE Trust
(c),(d)
Series 2023-HE3  Class D
11/25/2053
7.747%
2,653,514 2,721,918
Series 2024-HE1  Class E
03/25/2054
8.323%
2,350,000 2,437,439
Series 2024-HE1  Class F
03/25/2054
10.029%
3,250,000 3,440,031
Series 2024-HE2  Class F
05/25/2054
9.790%
7,575,000 8,008,957
Series 2024-HE3  Class E
07/25/2054
7.551%
1,850,000 1,887,624
Series 2024-HE3  Class F
07/25/2054
9.261%
1,550,000 1,617,796
Series 2024-HE4  Class E
09/25/2054
6.809%
1,900,000 1,889,649
Series 2024-HE4  Class F
09/25/2054
8.482%
1,300,000 1,331,669
Series 2024-HE5  Class E
10/25/2054
7.010%
3,950,000 3,955,423
Series 2024-HE5  Class F
10/25/2054
8.630%
2,900,000 2,960,199
Series 2025-HE1  Class F
01/25/2055
8.533%
2,110,000 2,168,674
Series 2025-HE3  Class E
05/25/2055
8.103%
1,500,000 1,558,419
Series 2025-HE3  Class F
05/25/2055
9.081%
1,500,000 1,541,333
Series 2025-PF2  Class A
10/25/2055
5.017%
9,517,649 9,362,227
Series 2026-EXP1  Class D
06/25/2056
6.846%
18,312,000 18,037,142
FMC GMSR Issuer Trust
(c),(d)
Series 2020-GT1  Class A
01/25/2028
4.450%
9,050,000 8,952,816
GITSIT Mortgage Loan Trust
(d)
Series 2025-NPL1  Class A1
02/25/2055
6.276%
533,483 533,570
Series 2025-NPL1  Class A2
02/25/2055
8.837%
7,000,000 6,999,875
Series 2025-NPL2  Class A1
12/25/2055
5.425%
11,831,063 11,693,615
GLS Auto Receivables Issuer Trust
(d)
Series 2026-3A  Class E
08/15/2033
7.200%
8,112,000 8,093,050
Home Partners of America Trust
(d)
Series 2019-2  Class F
10/19/2039
3.866%
2,747,554 2,676,342
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Non-Agency Asset-Backed Securities (continued)
HTAP Issuer Trust
(d)
Series 2024-2  Class A
04/25/2042
6.500%
12,202,888 12,127,703
Series 2024-2  Class B
04/25/2042
7.500%
4,700,000 4,657,482
HTAP Trust
(d)
Series 2024-1  Class A
04/25/2037
7.000%
6,726,676 6,716,142
Knock Issuer Trust
(d)
Series 2025-1  Class A1
02/25/2030
7.119%
17,040,000 17,039,364
Series 2025-1  Class A2
02/25/2030
9.054%
1,500,000 1,494,860
Lafayette Federal Credit Union Asset Trust
(d)
Series 2026-HI1A  Class D
01/25/2046
6.000%
4,319,056 4,281,138
Series 2026-HI1A  Class E
01/25/2046
6.000%
900,763 895,473
Lendbuzz Securitization Trust
(d)
Series 2025-2A  Class A2
05/15/2030
5.180%
2,729,918 2,730,305
Series 2026-1A  Class B
12/16/2030
5.160%
1,727,853 1,720,081
Series 2026-1A  Class C
09/15/2031
5.740%
1,955,202 1,943,821
Series 2026-1A  Class D
02/15/2033
6.860%
1,746,040 1,739,291
MPOWER Education Trust
(d)
Series 2025-1  Class A
12/22/2042
6.250%
5,691,775 5,637,639
Series 2025-1  Class B
12/22/2042
8.180%
7,024,000 7,094,415
Series 2025-1  Class C
12/22/2042
10.000%
3,000,000 1,078,812
NetCredit Combined Receivables A LLC
(d)
Series 2025-A  Class A
10/20/2031
7.290%
3,534,672 3,553,895
NetCredit Combined Receivables B LLC
(d)
Series 2026-A  Class A
09/20/2032
5.880%
9,420,000 9,419,570
Series 2026-A  Class B
09/20/2032
7.680%
4,700,000 4,740,687
Oportun Funding Trust
(d)
Series 2024-3  Class C
08/15/2029
6.250%
202,899 202,899
Pagaya AI Debt Grantor Trust
(d)
Series 2024-9  Class D
03/15/2032
6.174%
3,909,667 3,906,087
Series 2025-5  Class E
03/15/2033
9.698%
1,086,474 1,097,398

Portfolio of Investments
(continued)
Columbia Mortgage Opportunities Fund, August 31, 2026 (Unaudited)
Columbia Mortgage Opportunities Fund | 2026

Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Non-Agency Asset-Backed Securities (continued)
Series 2025-6  Class B
04/15/2033
4.883%
6,899,364 6,852,796
Series 2026-1  Class A2
09/15/2033
4.739%
7,625,027 7,615,317
Series 2026-1  Class B
09/15/2033
5.370%
19,117,532 18,976,649
Series 2026-2  Class B
11/15/2033
6.029%
8,857,727 8,795,509
Series 2026-3  Class B
12/15/2033
6.201%
14,340,000 14,271,151
Series 2026-4  Class B
01/16/2034
6.254%
8,400,000 8,390,505
Pagaya AI Debt Selection Trust
(a),(c),(d),(m)
Series 2020-3  Class CERT
05/17/2027
0.000%
23,803,550 1,744
Series 2021-1  Class CERT
11/15/2027
0.000%
1,901,904 190
Pagaya AI Debt Selection Trust
(d)
Series 2022-5  Class B
06/17/2030
10.310%
1,733,828 1,736,733
Series 2025-R1  Class E
06/15/2032
12.105%
52,342 53,334
Pagaya AI Debt Selection Trust
(d),(l),(m)
Series 2021-3  Class CERT
05/15/2029
0.000%
12,925,852 10,460
Series 2021-5  Class CERT
08/15/2029
0.000%
12,321,273 456,610
Pagaya Point of Sale Holdings Grantor Trust
(d)
Series 2025-1  Class A
01/20/2034
5.715%
8,200,000 8,200,509
Series 2025-2  Class A
07/20/2033
5.065%
5,750,000 5,740,607
Point Securitization Trust
(d)
Series 2025-1  Class A1
06/25/2055
6.250%
7,010,085 7,012,266
Series 2025-2  Class A1
10/25/2055
5.750%
9,843,494 9,763,802
Series 2026-1  Class A1
02/25/2056
5.250%
20,471,371 19,976,158
Series 2026-1  Class B1
02/25/2056
7.000%
6,120,000 5,390,732
Series 2026-2  Class A1
07/25/2056
5.250%
22,800,000 22,024,789
Pretium Mortgage Credit Partners LLC
(d)
Series 2026-NPL1  Class A1
01/25/2056
5.180%
9,124,205 9,045,232
RCO IX Mortgage LLC
(d)
Series 2025-4  Class A1
10/25/2030
5.310%
13,326,195 13,273,842
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Non-Agency Asset-Backed Securities (continued)
RCO VIII Mortgage LLC
(d)
Series 2025-3  Class A1
05/25/2030
6.435%
2,162,629 2,165,205
Reach ABS Trust
(d)
Series 2026-2A  Class E
02/15/2035
6.910%
6,500,000 6,366,147
Research-Driven Pagaya Motor Asset Trust
(d)
Series 2025-5A  Class E
06/26/2034
9.218%
1,000,000 996,895
Series 2026-4A  Class B
05/25/2035
6.626%
8,240,000 8,215,847
Series 2026-R1A  Class A
07/25/2034
5.659%
9,674,670 9,611,498
Research-Driven Pagaya Motor Asset Trust IV
(d)
Series 2021-2A  Class A
03/25/2030
2.650%
1,398,165 1,393,791
SAIF Securitization Trust
(d)
Series 2025-CES1  Class M1
06/25/2065
6.240%
2,453,220 2,445,130
Saluda Grade Alternative Mortgage Trust
(c),(d)
Series 2023-FIG3  Class CE
08/25/2053
4.315%
4,842,150 8,920,712
Series 2023-FIG4  Class CE
11/25/2053
5.064%
5,686,179 10,397,583
Series 2024-CES1  Class B1
03/25/2054
8.243%
12,120,000 12,249,044
Series 2025-FIG6  Class A1
01/25/2056
5.178%
12,956,592 12,717,627
Splitero Trust
(d)
Series 2026-1  Class A1
06/25/2056
5.750%
5,454,726 5,377,710
Series 2026-1  Class B1
06/25/2056
6.750%
1,370,000 1,242,492
Stanwich Mortgage Loan Co. LLC
(d)
Series 2021-NPB1  Class A2
10/16/2026
8.375%
9,788,289 9,813,193
Truist Bank Auto Credit-Linked Notes
(d)
Series 2026-1  Class C
06/26/2034
7.196%
2,043,357 2,040,461
U.S. Auto Funding LLC
(d)
Series 2021-1A  Class D
03/15/2027
4.360%
2,375,000 602
Upgrade Master Pass-Thru Trust
(d)
Series 2026-ST2  Class E
06/15/2034
7.735%
4,750,000 4,753,307
Upgrade Master Pass-Thru Trust
52,500 2,640,515
Upstart Securitization Trust
(d)
Series 2024-1  Class C
11/20/2034
8.680%
12,250,000 12,588,052

Portfolio of Investments
(continued)
Columbia Mortgage Opportunities Fund, August 31, 2026 (Unaudited)
Columbia Mortgage Opportunities Fund | 2026

Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Non-Agency Asset-Backed Securities (continued)
Series 2025-1  Class C
04/20/2035
9.270%
10,850,000 11,396,560
Series 2025-3  Class D
09/20/2035
7.410%
2,250,000 2,276,002
Series 2025-4  Class D
11/20/2035
7.670%
7,375,000 7,519,807
Series 2026-1  Class D
03/20/2036
7.320%
5,150,000 5,159,674
Series 2026-2  Class D
05/20/2036
7.350%
14,500,000 14,515,817
Veros Auto Receivables Trust
(d)
Series 2026-2  Class E
01/12/2032
7.960%
1,400,000 1,402,878
Vista Point Securitization Trust
(d)
Series 2025-CES2  Class M1
08/25/2055
6.366%
8,732,000 8,698,507
Vista Point Securitization Trust
(c),(d)
Series 2024-CES2  Class B1
10/25/2054
7.498%
2,500,000 2,504,538
Series 2024-CES3  Class B1
01/25/2055
7.833%
4,700,000 4,719,672
Series 2024-CES3  Class B2
01/25/2055
9.534%
2,900,000 2,932,990
Series 2025-CES1  Class B1
04/25/2055
7.621%
3,929,000 3,936,145
Series 2025-CES1  Class B2
04/25/2055
8.956%
2,546,000 2,561,924
1 1 1 1 1
Total Non-Agency Asset-Backed Securities
(Cost $ 659,953,255) 647,878,773
Non-Agency Collateralized Loan Obligations Securities 4.6%
ARES LX CLO Ltd.
(b),(d)
Series 2021-60A  Class E
3 mo. USD Term SOFR + 6.512%
Floor 6.250%
07/18/2034 10.241% 5,000,000 4,796,350
Cayuga Park CLO Ltd.
(b),(d)
Series 2020-1A  Class AR2
3 mo. USD Term SOFR + 1.200%
Floor 1.200%
10/17/2038 4.950% 24,500,000 24,475,475
Elmwood CLO 16 Ltd.
(b),(d)
Series 2022-3A  Class ER
3 mo. USD Term SOFR + 6.750%
Floor 6.750%
04/20/2037 10.479% 2,750,000 2,694,293
Elmwood CLO 19 Ltd.
(b),(d)
Series 2022-6A  Class AR2
3 mo. USD Term SOFR + 1.240%
Floor 1.240%
10/17/2038 4.990% 15,000,000 15,024,915
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Non-Agency Collateralized Loan Obligations Securities (continued)
Elmwood CLO VIII Ltd.
(b),(d)
Series 2021-1A  Class ER
3 mo. USD Term SOFR + 6.250%
Floor 6.250%
04/20/2037 9.979% 2,500,000 2,388,410
Invesco U.S. CLO Ltd.
(b),(d)
Series 2026-1A  Class E
3 mo. USD Term SOFR + 6.030%
Floor 6.030%
04/15/2039 9.711% 11,500,000 11,593,403
Madison Park Funding XLII Ltd.
(b),(d)
Series 13A  Class BR2
3 mo. USD Term SOFR + 1.300%
Floor 1.300%
11/21/2030 5.052% 26,978,000 26,965,024
Magnetite XVII Ltd.
(b),(d)
Series 2016-17A  Class D1R3
3 mo. USD Term SOFR + 2.600%
Floor 2.600%
07/25/2039 6.192% 10,750,000 10,796,203
Octagon 54 Ltd.
(b),(d)
Series 2021-1A  Class E
3 mo. USD Term SOFR + 6.512%
Floor 6.250%
07/15/2034 10.265% 2,500,000 1,807,358
Palmer Square CLO Ltd.
(b),(d)
Series 2023-2A  Class ER
3 mo. USD Term SOFR + 6.400%
Floor 6.400%
07/20/2038 10.129% 2,000,000 1,997,336
Series 2026-2A  Class D
3 mo. USD Term SOFR + 2.450%
Floor 2.450%
07/20/2039 6.198% 8,700,000 8,764,267
TCW CLO Ltd.
(b),(d)
Series 2025-2A  Class E
3 mo. USD Term SOFR + 6.250%
Floor 6.250%
01/15/2039 10.003% 2,500,000 2,450,305
Voya CLO Ltd.
(b),(d)
Series 2026-2A  Class D1
3 mo. USD Term SOFR + 2.550%
Floor 2.550%
07/15/2039 6.301% 6,700,000 6,687,056
1 1 1 1 1
Total Non-Agency Collateralized Loan Obligations Securities
(Cost $ 121,056,058) 120,440,395
Non-Agency Collateralized Mortgage Obligation Securities 34.1%
A&D Mortgage Trust
(c),(d)
Series 2024-NQM1  Class B1
02/25/2069
8.411%
5,600,000 5,634,728
Series 2026-NQM1  Class A1
02/25/2071
4.912%
8,629,812 8,476,391
A&D Mortgage Trust
(d)
Series 2024-NQM1  Class A1
02/25/2069
6.195%
2,296,336 2,295,956

Portfolio of Investments
(continued)
Columbia Mortgage Opportunities Fund, August 31, 2026 (Unaudited)
Columbia Mortgage Opportunities Fund | 2026

Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Non-Agency Collateralized Mortgage Obligation Securities (continued)
Series 2025-NQM4  Class A1
10/25/2070
5.225%
9,066,047 8,981,058
Ajax Mortgage Loan Trust
(c),(d)
Series 2021-E  Class B2
12/25/2060
3.929%
8,617,660 5,446,190
AlphaFlow Transitional Mortgage Trust
(d)
Series 2021-WL1  Class A1
10/25/2026
3.280%
623,033 470,069
Angel Oak Mortgage Trust
(c),(d)
Series 2019-6  Class B1
11/25/2059
3.941%
9,450,000 8,839,359
Series 2021-5  Class A3
07/25/2066
1.311%
2,933,384 2,553,845
Angel Oak Mortgage Trust
(d)
Series 2025-8  Class A1
07/25/2070
5.410%
5,386,945 5,367,090
Barclays Mortgage Loan Trust
(c),(d)
Series 2026-NQM5  Class M1
05/25/2066
6.342%
8,516,900 8,423,416
BCAT
(c),(d)
06/12/2031
5.606%
12,114,095 12,073,234
BRAVO Residential Funding Trust
(c),(d)
Series 2021-NQM2  Class B1
03/25/2060
3.044%
6,626,000 6,224,989
Series 2021-NQM2  Class B2
03/25/2060
4.099%
4,100,000 3,642,734
BRAVO Residential Funding Trust
(d)
Series 2026-NQMR1  Class A2
08/25/2062
5.500%
11,649,313 11,548,265
CAFL Issuer LP
(d)
Series 2025-RRTL1  Class M1
05/28/2040
8.160%
3,000,000 3,021,979
Series 2025-RRTL2  Class M1
11/28/2040
6.791%
6,500,000 6,454,025
Castlelake Residential Mortgage Trust
(c),(d)
Series 2026-RTL1  Class M1
08/25/2041
7.157%
3,600,000 3,587,178
Center Street Lending Resi -Investor ABS Mortgage Trust
(d)
Series 2026-RTL1  Class A1
12/25/2030
5.375%
20,050,000 19,848,445
CHNGE Mortgage Trust
(d)
Series 2022-NQM1  Class M1
06/25/2067
6.820%
3,150,000 3,134,077
CHNGE Mortgage Trust
(c),(d)
Series 2022-1  Class B1
01/25/2067
4.558%
8,350,000 7,113,597
Series 2022-1  Class B2
01/25/2067
4.558%
7,431,000 6,042,241
Series 2022-1  Class M1
01/25/2067
3.990%
4,650,000 3,917,678
Series 2022-2  Class B1
03/25/2067
4.581%
4,569,000 4,005,510
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Non-Agency Collateralized Mortgage Obligation Securities (continued)
Series 2023-3  Class B1
07/25/2058
8.196%
3,700,000 3,688,558
Series 2023-3  Class M1
07/25/2058
8.196%
8,900,000 8,890,454
CIM Trust
(d)
Series 2026-NR1  Class A1
07/25/2065
5.000%
20,528,127 19,919,273
Citigroup Mortgage Loan Trust, Inc.
(c),(d)
Series 2018-RP3  Class B3
03/25/2061
3.250%
10,497,650 7,644,297
Citigroup Mortgage Loan Trust, Inc.
(d),(l)
Series 2015-RP2  Class FB
01/25/2053
0.000%
1,297,086 540,511
Citigroup Mortgage Loan Trust, Inc.
(a),(c),(d)
Series 2015-RP2  Class X
01/25/2053
0.966%
30,357,261 893,897
Citigroup Mortgage Loan Trust, Inc.
(d)
Series 2015-RP2  Class B5
01/25/2053
4.250%
13,217,335 9,920,999
COLT Mortgage Loan Trust
(c),(d)
Series 2021-3  Class A3
09/27/2066
1.419%
4,816,263 4,012,455
Series 2021-3  Class B1
09/27/2066
3.059%
2,502,000 1,690,100
Series 2021-4  Class B1
10/25/2066
3.764%
5,969,000 4,638,248
Series 2025-5  Class B1
05/25/2070
7.439%
3,728,000 3,746,771
COLT Mortgage Loan Trust
(d)
Series 2025-5  Class A1
05/25/2070
5.536%
5,528,295 5,517,581
Easy Street Mortgage Loan Trust
(d)
Series 2025-RTL1  Class A1
05/25/2040
6.456%
10,000,000 10,042,780
Series 2025-RTL2  Class A1
10/25/2040
5.606%
16,700,000 16,605,461
Easy Street Mortgage Loan Trust
(c),(d)
Series 2025-RTL1  Class M
05/25/2040
9.116%
3,750,000 3,747,053
Ellington Financial Mortgage Trust
(c),(d)
Series 2025-RTL1  Class M1
11/25/2040
6.394%
2,000,000 1,996,117
Series 2025-RTL1  Class M2
11/25/2040
8.334%
2,250,000 2,244,457
Federal Home Loan Mortgage Corp.
(c)
02/25/2032
0.270%
226,688,107 1,198,500
02/25/2032
3.758%
2,950,000 2,870,320
Federal Home Loan Mortgage Corp. STACR Debt Notes
(a),(d)
04/25/2030
0.080%
1,783,905,814 3,693,577
04/25/2030
0.125%
1,783,905,814 5,771,114
Federal Home Loan Mortgage Corp. STACR Debt Notes
(c),(d)
04/25/2033
0.185%
16,988,156 14,168,763

Portfolio of Investments
(continued)
Columbia Mortgage Opportunities Fund, August 31, 2026 (Unaudited)
Columbia Mortgage Opportunities Fund | 2026

Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Non-Agency Collateralized Mortgage Obligation Securities (continued)
Federal Home Loan Mortgage Corp. Structured Pass-Through
Certificates
(c)
02/25/2032
3.758%
1,293,149 1,281,027
Galton Funding Mortgage Trust
(c),(d)
Series 2020-H1  Class B1
01/25/2060
3.386%
1,877,100 1,444,090
GCAT Trust
(c),(d)
Series 2019-NQM3  Class M1
11/25/2059
3.450%
5,650,000 5,489,494
Series 2025-NQM5  Class A1
08/25/2070
4.981%
11,539,590 11,386,589
GS Mortgage-Backed Securities Corp. Trust
(d)
Series 2025-NQM6  Class A1
02/25/2066
5.021%
8,093,160 7,991,254
GS Mortgage-Backed Securities Trust
(d)
Series 2025-NQM4  Class A1
10/25/2065
5.006%
6,396,004 6,317,603
HOMES Trust
(c),(d)
Series 2025-AFC4  Class A1
11/25/2060
5.149%
7,712,849 7,624,019
HOMES Trust
(d)
Series 2026-INV1  Class A1D
08/25/2060
5.077%
12,867,947 12,643,888
HTAP Issuer Trust
(d)
Series 2025-1  Class A
11/25/2042
6.500%
10,350,757 10,232,703
Imperial Fund Mortgage Trust
(c),(d)
Series 2021-NQM3  Class B1
11/25/2056
4.184%
7,384,000 5,827,357
Series 2022-NQM3  Class B1
05/25/2067
4.415%
4,489,000 3,640,126
JP Morgan Mortgage Trust
(c),(d)
Series 2025-VIS3  Class A1
02/25/2066
5.062%
12,638,101 12,483,070
LHOME Mortgage Trust
(c),(d)
Series 2024-RTL5  Class M1
09/25/2039
6.823%
4,358,000 4,362,026
Series 2025-RTL1  Class M1
01/25/2040
7.023%
5,368,000 5,387,460
Series 2025-RTL3  Class M1
08/25/2040
6.891%
1,800,000 1,807,823
Mello Mortgage Capital Acceptance
(d)
Series 2024-SD1  Class M2
04/25/2054
4.000%
5,802,000 5,449,779
MFA Trust
(d)
Series 2024-NPL1  Class A1
09/25/2054
6.330%
14,050,473 14,057,540
MFA Trust
(c),(d)
Series 2020-NQM3  Class B1
01/26/2065
3.661%
6,250,000 5,683,547
Series 2020-NQM3  Class M1
01/26/2065
2.654%
3,500,000 3,228,342
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Non-Agency Collateralized Mortgage Obligation Securities (continued)
Morgan Stanley Residential Mortgage Loan Trust
(d)
Series 2025-NQM7  Class A1
09/25/2070
4.984%
13,542,593 13,367,338
Series 2026-DSC2  Class A2
04/27/2071
5.693%
8,661,011 8,625,640
Morgan Stanley Residential Mortgage Loan Trust
(c),(d)
Series 2025-DSC3  Class A1
09/25/2070
4.912%
11,217,822 11,044,750
New Residential Mortgage Loan Trust
(c),(d)
Series 2019-RPL3  Class B4
07/25/2059
3.960%
9,250,000 6,878,318
Series 2022-NQM2  Class B1
03/27/2062
3.851%
2,887,000 2,020,817
Series 2024-RPL1  Class B4
01/25/2064
3.858%
6,748,000 4,811,551
Series 2024-RPL1  Class B5
01/25/2064
3.858%
5,287,000 3,559,304
Series 2025-NQM4  Class A1
07/25/2065
5.350%
13,954,431 13,866,641
Series 2025-NQM5  Class A1
08/25/2065
5.109%
11,809,205 11,665,313
New Residential Mortgage Loan Trust
(a),(c),(d)
Series 2014-1A  Class A
01/25/2054
2.083%
2,373,777 86,728
New York Mortgage Trust
(d)
Series 2026-RR1  Class A
09/28/2065
6.879%
23,450,000 23,371,919
NYMT Loan Trust
(c),(d)
Series 2024-CP1  Class A2
02/25/2068
3.919%
5,295,000 4,073,782
Series 2024-CP1  Class M1
02/25/2068
3.919%
2,350,000 1,715,985
Series 2025-INV2  Class A1
10/25/2060
5.000%
8,653,545 8,536,728
OBX Trust
(c),(d)
Series 2021-NQM2  Class A1
05/25/2061
1.101%
6,143,658 4,961,116
Series 2021-NQM3  Class A1
07/25/2061
1.054%
4,085,322 3,382,453
OSAT Trust
(d)
Series 2021-RPL1  Class A2
05/25/2065
7.967%
5,879,946 5,662,890
PRKCM Trust
(c),(d)
Series 2022-AFC1  Class A3
04/25/2057
4.100%
5,122,843 4,780,143
PRPM LLC
(d)
Series 2023-RCF1  Class M2
06/25/2053
4.000%
7,802,000 7,683,090
Series 2023-RCF2  Class M1
11/25/2053
4.000%
1,724,000 1,686,006

Portfolio of Investments
(continued)
Columbia Mortgage Opportunities Fund, August 31, 2026 (Unaudited)
Columbia Mortgage Opportunities Fund | 2026

Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Non-Agency Collateralized Mortgage Obligation Securities (continued)
Series 2023-RCF2  Class M2
11/25/2053
4.000%
3,688,000 3,599,977
Series 2024-6  Class A2
11/25/2029
8.596%
7,000,000 7,004,376
Series 2024-7  Class A1
11/25/2029
5.870%
4,786,421 4,788,154
Series 2024-8  Class A1
12/25/2029
5.897%
2,849,829 2,850,161
Series 2024-8  Class A2
12/25/2029
8.836%
6,100,000 6,108,797
Series 2024-RCF1  Class M1
01/25/2054
4.000%
1,850,000 1,801,970
Series 2024-RCF1  Class M2
01/25/2054
4.000%
9,750,000 9,409,450
Series 2024-RCF2  Class M1
03/25/2054
3.750%
2,800,000 2,704,033
Series 2024-RCF2  Class M2
03/25/2054
3.750%
11,150,000 10,651,526
Series 2024-RCF4  Class M1
07/25/2054
4.000%
2,335,000 2,250,007
Series 2024-RCF4  Class M2
07/25/2054
4.000%
1,910,000 1,824,219
Series 2024-RCF6  Class M1
10/25/2064
4.000%
2,350,000 2,252,580
Series 2024-RCF6  Class M2
10/25/2064
4.000%
4,088,000 3,864,156
Series 2024-RPL4  Class M1
12/25/2054
4.000%
4,700,000 4,478,489
Series 2024-RPL4  Class M2
12/25/2054
4.000%
4,408,000 4,146,603
Series 2025-3  Class A2
05/25/2030
9.066%
10,000,000 9,975,717
Series 2025-4  Class A2
06/25/2030
9.438%
8,000,000 7,983,029
Series 2025-RCF4  Class M1B
08/25/2055
4.500%
477,000 447,538
Series 2025-RCF4  Class M2
08/25/2055
4.500%
2,000,000 1,866,849
Series 2025-RPL1  Class M2
03/25/2055
4.000%
9,500,000 8,753,100
Series 2026-1  Class A2
02/25/2031
6.474%
9,600,000 9,519,906
Series 2026-3  Class A1
04/25/2031
5.962%
12,285,541 12,234,015
Series 2026-4  Class A1
06/25/2031
6.299%
18,049,049 18,006,531
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Non-Agency Collateralized Mortgage Obligation Securities (continued)
PRPM LLC
(c),(d)
Series 2025-RCF3  Class M1A
07/25/2055
5.250%
1,100,000 1,068,376
Series 2025-RCF3  Class M1B
07/25/2055
5.250%
1,000,000 960,184
Series 2025-RCF3  Class M2
07/25/2055
5.250%
2,000,000 1,911,117
PRPM Trust
(c),(d)
Series 2023-NQM3  Class B2
11/25/2068
7.284%
2,043,000 2,043,701
Series 2025-NQM3  Class A1
05/25/2070
5.606%
7,466,523 7,458,259
Series 2025-NQM4  Class A1
07/25/2070
4.980%
11,466,762 11,322,529
PRPM Trust
(d)
Series 2026-RCF1  Class M2
01/25/2056
5.500%
2,499,000 2,385,454
RCO IX Mortgage LLC
(d)
Series 2026-4  Class M1
08/25/2031
9.558%
11,485,000 11,443,206
RCO Trust
(d)
Series 2025-PR1  Class A
03/02/2055
6.250%
8,296,405 8,145,559
Redwood Funding HEI LLC
(d),(k)
Series 2026-HEI1  Class A
07/25/2030
7.473%
19,739,485 19,739,485
Reneu Redi Q-1 Trust
(d)
Series 2026-RTL1  Class A1
06/25/2041
5.892%
21,000,000 20,943,510
Residential Mortgage Loan Trust
(c),(d)
Series 2020-1  Class B1
01/26/2060
3.946%
3,938,000 3,721,475
RUN Trust
(c),(d)
Series 2022-NQM1  Class M1
03/25/2067
4.008%
5,595,000 4,644,442
Saluda Grade Alternative Mortgage Trust
(c),(d)
Series 2022-INV1  Class B1
04/25/2067
4.562%
5,198,000 4,297,366
Series 2022-INV1  Class B2
04/25/2067
4.562%
4,958,000 3,862,548
Saluda Grade Alternative Mortgage Trust
(b),(d)
Series 2026-LOC6  Class A1A
1 mo. USD Term SOFR + 1.500%
Floor 1.500%
06/25/2056
5.167%
17,894,875 17,919,583
Splitero Trust
(d)
Series 2025-1  Class A2
12/25/2055
7.000%
11,500,000 11,332,000
Starwood Mortgage Residential Trust
(d)
Series 2020-INV1  Class B1
11/25/2055
3.257%
3,200,000 2,934,847

Portfolio of Investments
(continued)
Columbia Mortgage Opportunities Fund, August 31, 2026 (Unaudited)
Columbia Mortgage Opportunities Fund | 2026

Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Non-Agency Collateralized Mortgage Obligation Securities (continued)
Series 2020-INV1  Class B2
11/25/2055
4.261%
1,400,000 1,281,750
Starwood Mortgage Residential Trust
(c),(d)
Series 2020-3  Class B1
04/25/2065
4.750%
4,750,000 4,257,311
Series 2021-3  Class A1
06/25/2056
1.127%
3,021,233 2,579,408
Toorak Mortgage Trust
(c),(d)
Series 2024-RRTL2  Class B1
09/25/2039
8.178%
5,550,000 5,551,710
Series 2024-RRTL2  Class M1
09/25/2039
7.257%
5,375,000 5,384,534
Series 2025-RRTL1  Class B1
02/25/2040
8.342%
7,250,000 7,282,429
Triangle Re Ltd.
(b),(d)
Series 2021-2  Class B1
1 mo. USD Term SOFR + 7.614%
Floor 7.500%
10/25/2033
11.282%
7,100,000 7,149,016
Series 2021-2  Class M2
1 mo. USD Term SOFR + 5.614%
Floor 5.500%
10/25/2033
9.282%
2,839,963 2,848,372
Series 2021-3  Class B1
30 day USD SOFR Average + 4.950%
Floor 4.950%
02/25/2034
8.593%
7,500,000 7,534,679
TVC Mortgage Trust
(c),(d)
Series 2026-RRTL1  Class M1
02/25/2041
6.340%
1,000,000 987,503
TVC Mortgage Trust
(d)
Series 2024-RRTL1  Class M2
07/25/2039
9.398%
9,560,000 9,528,479
Verus Securitization Trust
(d)
Series 2021-R2  Class M1
02/25/2064
2.244%
3,781,000 3,363,324
Verus Securitization Trust
(c),(d)
Series 2021-4  Class A1
07/25/2066
0.938%
6,037,766 5,088,854
Series 2021-5  Class B1
09/25/2066
3.037%
3,800,000 2,711,604
Series 2021-5  Class B2
09/25/2066
3.941%
3,500,000 2,626,141
Series 2022-2  Class B2
02/25/2067
4.258%
4,493,200 3,442,202
Visio Trust
(c),(d)
Series 2019-2  Class B1
11/25/2054
3.910%
1,200,000 1,193,452
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Non-Agency Collateralized Mortgage Obligation Securities (continued)
Series 2019-2  Class M1
11/25/2054
3.260%
1,039,193 1,033,055
1 1 1 1 1
Total Non-Agency Collateralized Mortgage Obligation Securities
(Cost $ 887,530,341) 895,160,236
Non-Agency Commercial Mortgage-Backed Securities 1.2%
BHMS Commercial Mortgage Trust
(b),(d)
Series 2025-ATLS  Class B
1 mo. USD Term SOFR + 2.550%
Floor 2.550%
08/15/2042
6.189%
3,800,000 3,813,216
BXP Trust
(c),(d)
Series 2021-601L  Class E
01/15/2044
2.868%
7,150,000 5,592,764
COMM Mortgage Trust
(b),(d)
Series 2019-521F  Class A
1 mo. USD Term SOFR + 1.047%
Floor 0.900%
06/15/2034
4.687%
5,300,000 5,195,064
CSMC OA LLC
(d)
Series 2014-USA  Class F
09/15/2037
4.373%
3,450,000 2,534,758
CSMC Trust
(d)
Series 2014-USA  Class E
09/15/2037
4.373%
1,125,000 913,823
Hilton USA Trust
(d)
Series 2016-SFP  Class F
11/05/2035
6.155%
27,400,000 550,808
KSL Commercial Mortgage Trust
(b),(d)
Series 2026-HT3  Class D
1 mo. USD Term SOFR + 2.750%
Floor 2.750%
06/15/2043
6.389%
7,800,000 7,809,747
VCC Trust
(d)
Series 2025-MC1  Class A2
05/25/2055
12.047%
5,214,000 5,184,759
1 1 1 1 1
Total Non-Agency Commercial Mortgage-Backed Securities
(Cost $ 59,650,228) 31,594,939
..
Value ($)
Call Option Contracts Purchased 0.0%
(Cost $ 11,003,350) 101,587
. Shares
.....
Value ($)
Money Market Funds 4.3%
Columbia Short-Term Cash Fund, 3.871%
(h),(p)
112,549,708 112,493,433
1 1 1
Total Money Market Funds
(Cost $ 112,480,795) 112,493,433

Portfolio of Investments
(continued)
Columbia Mortgage Opportunities Fund, August 31, 2026 (Unaudited)
Columbia Mortgage Opportunities Fund | 2026

Affiliated
issuers
Beginning of
period ($)
Purchases ($)
Sales ($)
Net change
in unrealized
appreciation
(depreciation) ($)
End of
period ($)
Capital gain
distributions ($)
Realized gain
(loss) ($)
Dividends ($)
End of
period shares
Columbia Short-Term Cash Fund
102,376,681
347,156,155
(337,047,168)
7,765
112,493,433
—
1,776
586,058
112,549,708
1
Itasca Park LLC
10,626,248
—
—
385,063
11,011,311
—
—
—
—
1
Itasca Park LLC - Unfunded
6,574,000
—
—
—
6,574,000
—
—
—
—
1
Total
119,576,929
347,156,155
(337,047,168)
392,828
130,078,744
—
1,776
586,058
Security
Acquisition
Date
Shares
Cost ($)
Value ($)
Itasca Park LLC
09/02/2025-03/23/2026
—
10,726,000
11,011,311
Itasca Park LLC - Unfunded
07/28/2025
—
6,574,000
6,574,000
17,300,000
17,585,311
Notes to Portfolio of Investments
.....
Value ($)
Total Investments in Securities
(Cost $ 4,748,515,586 ) 4,591,774,801
Other Assets & Liabilities, Net (1,967,794,846)
.....
Value ($)
Net Assets 2,623,979,955
(a) Represents interest only securities which have the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(b) Variable rate security. The interest rate shown was the current rate as of August 31, 2026.
(c) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of August 31, 2026.
(d) Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At August 31, 2026, the total value of these securities amounted to $1,820,918,447, which represents 69.40% of total net assets.
(e) This security or a portion of this security has been pledged as collateral in connection with investments sold short and/or derivative contracts.
(f) Represents a security purchased on a when-issued basis.
(g) The Fund’s committed equity ownership interest in the joint venture is 17% of the LLC, which is not held in the form of shares. Investments into the LLC will be called from the Fund over a commitment period ending August 31, 2026.  Any unfunded commitments are indicated as such.
(h) Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company's outstanding voting securities, or a company which is under common ownership or control with the Fund. The values of the holdings and transactions in these affiliated companies during the period ended
August 31, 2026 are as follows:
( i ) Denotes a restricted security, which is subject to legal or contractual restrictions on resale under federal securities laws. Disposal of a restricted investment may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Private placement securities are generally considered to be restricted, although certain of those securities may be traded between qualified institutional investors under the provisions of Section 4(a)(2) and Rule 144A. The
Fund will not incur any registration costs upon such a trade. At August 31, 2026, the total market value of these securities amounted to $17,585,311, which represents
0.67% of total net assets. Additional information on these securities is as follows:
(j) Non-income producing investment.
(k) Valuation based on significant unobservable inputs.
(l) Zero coupon bond.
(m) Security represents a pool of loans that generate cash payments generally over fixed periods of time. Such securities entitle the security holders to receive distributions
(i.e. principal and interest, net of fees and expenses) that are tied to the payments made by the borrower on the underlying loans. Due to the structure of the security the cash payments received are not known until the time of payment. The interest rate shown is the stated coupon rate as of August 31, 2026 and is not reflective of the cash flow payments. The security is represented in shares.
(n) Principal amount represents ownership shares of the Trust.

Portfolio of Investments
(continued)
Columbia Mortgage Opportunities Fund, August 31, 2026 (Unaudited)
Columbia Mortgage Opportunities Fund | 2026

At August 31, 2026, securities and/or cash totaling $64,723,995 were pledged as collateral.
Investments in Derivatives
(o) Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At August 31, 2026, the total value of these securities amounted to $5,107,500, which represents 0.19% of total net assets.
(p) The rate shown is the seven-day current annualized yield at August 31, 2026.
Long futures contracts
Description
Number of
contracts
Expiration
date
Trading
currency
Notional
amount
Value/Unrealized
appreciation ($)
Value/Unrealized
depreciation ($)
Ultra U.S. Treasury Bond Futures 370 12/2026 USD 40,711,562 — (49,080)
Short futures contracts
Description
Number of
contracts
Expiration
date
Trading
currency
Notional
amount
Value/Unrealized
appreciation ($)
Value/Unrealized
depreciation ($)
CBOT 10 Year U.S. Treasury Notes Futures (8,507) 12/2026 USD (915,831,719) 2,791,359 —
CBOT 2 Year U.S. Treasury Notes Futures (909) 12/2026 USD (186,558,048) 78,779 —
CBOT 5 Year U.S. Treasury Notes Futures (3,660) 12/2026 USD (386,873,437) 1,887,188 —
CBOT U.S. Long Bond Futures (2,248) 12/2026 USD (244,189,000) — (422,460)
Total 4,757,326 (422,460)
OTC Option Contracts Purchased
Call option contracts purchased
Description Counterparty
Trading
currency
Notional
amount
Number of
contracts
Exercise
price/Rate
Expiration
date Cost ($) Value ($)
10 Year Interest Rate Swap, receive exercise rate
and pays 1 day USD SOFR Citibank NA USD 250,000,000 250,000,000 3.50 12/01/2026 4,337,500 74,950
30 Year Interest Rate Swap, receive exercise rate
and pays 1 day USD SOFR
Morgan Stanley
Capital Services
LLC USD 59,000,000 59,000,000 3.50 10/29/2026 1,595,950 4,130
5 Year Interest Rate Swap, receive exercise rate
and pays 1 day USD SOFR Citibank NA USD 270,000,000 270,000,000 3.40 09/08/2026 2,659,500 27
5 Year Interest Rate Swap, receive exercise rate
and pays 1 day USD SOFR Citibank NA USD 262,000,000 262,000,000 3.50 10/08/2026 2,410,400 22,480
Total 11,003,350 101,587
OTC Credit default swap contracts - buy protection
Reference entity Counterparty
Maturity
date
Pay
fixed
rate
(%)
Payment
frequency
Notional
currency
Notional
amount
Value
($)
Upfront
payments
($)
Upfront
receipts
($)
Unrealized
appreciation
($)
Unrealized
depreciation
($)
CMBX.NA.BBB-.11 Citibank NA 11/18/2054 3.000 Monthly USD 10,000,000 1,023,866 289,704 — 734,162 —
CMBX.NA.BBB-.11 Citibank NA 11/18/2054 3.000 Monthly USD 10,000,000 1,023,866 1,259,576 — — (235,710)
CMBX.NA.BBB-.11 Citibank NA 11/18/2054 3.000 Monthly USD 20,500,000 2,098,925 4,648,849 — — (2,549,924)
CMBX.NA.BBB-.11 Citibank NA 11/18/2054 3.000 Monthly USD 50,000,000 5,119,328 12,094,141 — — (6,974,813)
CMBX.NA.BBB-.11
Goldman
Sachs
International 11/18/2054 3.000 Monthly USD 10,000,000 1,023,866 1,359,333 — — (335,467)
Total 10,289,851 19,651,603 — 734,162 (10,095,914)

Portfolio of Investments
(continued)
Columbia Mortgage Opportunities Fund, August 31, 2026 (Unaudited)
Columbia Mortgage Opportunities Fund | 2026

OTC Credit default swap contracts - sell protection
Reference entity Counterparty
Maturity
date
Receive
fixed
rate
(%)
Payment
frequency
Implied
credit
spread
(%)
*
Notional
currency
Notional
amount
Value
($)
Upfront
payments
($)
Upfront
receipts
($)
Unrealized
appreciation
($)
Unrealized
depreciation
($)
CMBX.
NA.BBB-.10 Citibank NA 11/17/2059 3.000
Upon
Default
109.110
USD 9,390,482 (2,684,676) — (1,824,131) — (860,545)
CMBX.
NA.BBB-.10 Citibank NA 11/17/2059 3.000
Upon
Default
109.110
USD 9,390,482 (2,684,676) — (1,784,768) — (899,908)
CMBX.
NA.BBB-.10 Citibank NA 11/17/2059 3.000
Upon
Default
109.110
USD 18,780,964 (5,369,351) — (2,023,131) — (3,346,220)
CMBX.
NA.BBB-.16
Goldman
Sachs
International 04/17/2065 3.000
Upon
Default
7.488
USD 19,000,000 (3,480,286) — (2,371,502) — (1,108,784)
CMBX.
NA.BBB-.17
Goldman
Sachs
International 12/15/2056 3.000
Upon
Default
6.109
USD 9,500,000 (1,380,685) — (1,634,368) 253,683 —
CMBX.
NA.BBB-.17
Goldman
Sachs
International 12/15/2056 3.000
Upon
Default
6.109
USD 9,500,000 (1,380,685) — (1,543,169) 162,484 —
CMBX.
NA.BBB-.17
Goldman
Sachs
International 12/15/2056 3.000
Upon
Default
6.109
USD 50,000,000 (7,266,763) — (7,255,375) — (11,388)
CMBX.
NA.BBB-.17
Goldman
Sachs
International 12/15/2056 3.000
Upon
Default
6.109
USD 12,000,000 (1,744,023) — (1,126,651) — (617,372)
CMBX.
NA.BBB-.10
Morgan
Stanley
Capital
Services LLC 11/17/2059 3.000
Upon
Default
109.110
USD 8,263,624 (2,362,515) — (1,704,362) — (658,153)
CMBX.
NA.BBB-.10
Morgan
Stanley
Capital
Services LLC 11/17/2059 3.000
Upon
Default
109.110
USD 15,494,295 (4,429,715) — (2,727,201) — (1,702,514)
CMBX.
NA.BBB-.10
Morgan
Stanley
Capital
Services LLC 11/17/2059 3.000
Upon
Default
109.110
USD 12,207,627 (3,490,078) — (1,711,170) — (1,778,908)
CMBX.
NA.BBB-.18
Morgan
Stanley
Capital
Services LLC 12/17/2057 3.000
Upon
Default
5.946
USD 55,000,000 (4,084,942) — (4,539,142) 454,200 —
CMBX.
NA.BBB-.18
Morgan
Stanley
Capital
Services LLC 12/17/2057 3.000
Upon
Default
5.946
USD 30,000,000 (2,228,150) — (2,661,352) 433,202 —
CMBX.
NA.BBB-.7
Morgan
Stanley
Capital
Services LLC 01/17/2047 3.000
Upon
Default
42.374
USD 804,886 (71,067) — (83,671) 12,604 —
CMBX.
NA.BBB-.7
Morgan
Stanley
Capital
Services LLC 01/17/2047 3.000
Upon
Default
42.374
USD 1,578,209 (139,347) — (98,843) — (40,504)
CMBX.
NA.BBB-.8
Morgan
Stanley
Capital
Services LLC 10/17/2057 3.000
Upon
Default
56.172
USD 1,807,609 (463,858) — (332,505) — (131,353)
Total (43,260,817) — (33,421,341) 1,316,173 (11,155,649)

Portfolio of Investments
(continued)
Columbia Mortgage Opportunities Fund, August 31, 2026 (Unaudited)
Columbia Mortgage Opportunities Fund | 2026

Investments are valued using policies described in the Notes to Financial Statements included within the most recent financial statements and additional information.
* Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Abbreviation Legend
REMIC(S) Real Estate Mortgage Investment Conduit(s)
SOFR Secured Overnight Financing Rate
STRIPS Separate Trading of Registered Interest and Principal Securities
TBA To Be Announced
Currency Legend
USD US Dollar

1QT251_(10/26)
You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.